NET LOSS PER SHARE (Details) (Parenthetical) - $ / shares	1 Months Ended	12 Months Ended
	Mar. 29, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Incremental Common Shares Attributable to Dilutive Effect of Share-based Payment Arrangements		0	0	0
Common Stock, Par or Stated Value Per Share		$ 0.001	$ 0.001
Subsequent Event [Member]
Number Of Shares Underlying For Each ADS	10
Common Stock, Par or Stated Value Per Share	$ 0.001
Subsequent Event [Member] | American Depository Shares [Member]
Reverse Stock Split Minimum Block Per Shares	5
Number Of Shares After Reverse Stock Split Per Each Block	$ 1
Common Stock, Par or Stated Value Per Share	$ 0.01